SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jun. 22, 2022	Dec. 31, 2021
Cash equivalents	$ 0	$ 0		$ 0
Deferred underwriting fee waived		8,505,100	$ 8,505,100
Unrecognized tax benefits	0	0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0		$ 0
Shares excluded from calculation of diluted loss per share	11,523,422	11,523,444
Public Warrants
Warrants outstanding	6,075,050	6,075,052		6,075,052
Private Placement Warrants
Warrants outstanding		5,448,372		5,448,372